Accounts receivable, net (Details) - Schedule of accounts receivable, net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable associated with loan recommendation services		$ 11,594
Accounts receivable associated with prepaid payment network services	$ 492,954	447,010
Less: Allowance for doubtful debts	(59,444)	(54,896)
Accounts receivable, net	$ 433,510	$ 403,708